Securitisation, covered bonds and other transferred assets (Details) $ in Millions	Sep. 30, 2024 AUD ($) item	Sep. 30, 2023 AUD ($) item
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	$ 75,787	$ 89,700
Carrying amount of associated liabilities	63,859	70,962
Fair value of transferred assets	5,575	4,306
Fair value of transferred liabilities	5,552	4,294
Net fair value position	23	12
Securitisation
Securitisation, covered bonds and other transferred assets
Undrawn funding and liquidity facilities	345	356
Carrying amount of transferred assets	5,580	4,329
Carrying amount of associated liabilities	5,539	4,298
Fair value of transferred assets	5,575	4,306
Fair value of transferred liabilities	5,552	4,294
Net fair value position	$ 23	$ 12
Covered bonds
Securitisation, covered bonds and other transferred assets
Number of covered bond programs | item	2	2
Carrying amount of transferred assets	$ 50,269	$ 50,296
Carrying amount of associated liabilities	39,472	41,605
Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	19,938	35,075
Carrying amount of associated liabilities	18,848	25,059
Parent Entity
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	65,991	77,373
Carrying amount of associated liabilities	57,990	62,351
Fair value of transferred assets	6,443	5,088
Fair value of transferred liabilities	6,420	5,079
Net fair value position	23	9
Parent Entity | Securitisation
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	6,449	5,114
Carrying amount of associated liabilities	6,407	5,082
Fair value of transferred assets	6,443	5,088
Fair value of transferred liabilities	6,420	5,079
Net fair value position	23	9
Parent Entity | Covered bonds
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	43,337	43,291
Carrying amount of associated liabilities	35,512	36,954
Parent Entity | Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	16,205	28,968
Carrying amount of associated liabilities	$ 16,071	$ 20,315